Investments - Summary of Short-term Investments Classifications (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Investments, Debt and Equity Securities [Abstract]
Held-to-maturity debt investments	$ 2,256,215	$ 7,034,569
Available-for-sale debt investments	7,696,827	0
Total short-term investments	$ 9,953,042	$ 7,034,569